Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 1

dated September 22, 2009 to the

Intelligent Life VUL Prospectus

dated May 1, 2009 and the

Intelligent Life Survivorship VUL Prospectus

dated May 1, 2009

Intelligent Variable Annuity Prospectus

dated May 1, 2009

This supplement amends certain disclosure in the above-referenced prospectuses for the contracts with the same names. All other provisions of your contract remain as stated in your contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Effective November 2, 2009, each Fund will be renamed as listed below.

Current Name	New Name
Legg Mason Partners Variable Aggressive Growth Portfolio-Class I	Legg Mason ClearBridge Variable Aggressive Growth Portfolio-Class I

Legg Mason Partners Variable Small Cap Growth Portfolio-Class I	Legg Mason ClearBridge Variable Small Cap Growth Portfolio-Class I

Legg Mason Partners Variable Global High Yield Bond Portfolio-Class I	Legg Mason Western Asset Variable Global High Yield Bond Portfolio-Class I

For more information about these changes and about the portfolios generally, refer to the recent Supplement to the Legg Mason Partners Variable Portfolio fund prospectuses.

A12026 (09/09)